Pacer International Export Leaders ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Australia - 5.2%
Aristocrat Leisure Ltd.	93	$ 4,187
BHP Group Ltd.	800	33,887
Brambles Ltd.	207	2,848
Computershare Ltd.	89	2,559
CSL Ltd.	74	6,396
Fortescue Ltd.	474	6,162
MMG Ltd. (a)	1,871	2,002
Pro Medicus Ltd.	16	1,823
		59,864

Belgium - 3.6%
Anheuser-Busch InBev SA	283	24,485
Argenx SE (a)	10	8,572
UCB SA	30	7,694
		40,751

Canada - 7.1%
Barrick Mining Corp.	258	9,462
Bombardier, Inc. - Class B (a)	14	3,371
CGI, Inc.	29	2,121
Constellation Software, Inc.	3	6,422
First Quantum Minerals Ltd. (a)	129	3,573
Kinross Gold Corp.	184	4,239
Lundin Gold, Inc.	37	2,070
Lundin Mining Corp.	132	3,266
Open Text Corp.	37	937
Pan American Silver Corp.	65	2,797
Shopify, Inc. - Class A (a)	192	22,470
Thomson Reuters Corp.	68	6,666
Waste Connections, Inc.	39	6,529
Wheaton Precious Metals Corp.	70	7,609
		81,532

Denmark - 0.4%
Novonesis Novozymes B	64	4,157

Finland - 0.3%
Wartsila OYJ Abp	91	3,072

France - 10.9%
Dassault Systemes SE	207	4,775
Hermes International SCA	17	29,955
Kering	19	6,213
LVMH Moet Hennessy Louis Vuitton SE	77	42,095
Safran SA	65	25,308
Sanofi SA	187	16,022
		124,368

Germany - 5.1%
SAP SE	193	35,014
Siemens Energy AG	134	22,731

		57,745

Hong Kong - 1.3%
CK Hutchison Holdings Ltd.	590	5,537
Galaxy Entertainment Group Ltd.	675	2,944
Zijin Gold International Co. Ltd.	418	6,301
		14,782

Ireland - 0.8%
Experian PLC	138	5,181
Ryanair Holdings PLC	160	4,466
		9,647

Israel - 0.6%
Teva Pharmaceutical Industries Ltd (a)	183	6,496

Italy - 1.0%
Ferrari NV	30	11,739

Japan - 10.2%
Advantest Corp.	113	23,065
Astellas Pharma, Inc.	279	3,859
Disco Corp.	17	6,244
FANUC Corp.	151	6,766
Kokusai Electric Corp.	37	1,725
Lasertec Corp.	15	3,571
Modec, Inc.	11	713
Murata Manufacturing Co. Ltd.	306	14,252
Rorze Corp.	27	676
Sony Group Corp.	919	21,858
Takeda Pharmaceutical Co. Ltd.	245	8,483
Tokyo Electron Ltd.	73	25,445
		116,657

Luxembourg - 0.4%
Tenaris SA	165	4,735

Netherlands - 7.4%
ASM International NV	8	7,374
ASML Holding NV	34	56,104
BE Semiconductor Industries NV	13	2,965
Prosus NV	337	15,496
Wolters Kluwer NV	36	2,812
		84,751

South Korea - 9.6%
Alteogen, Inc.	8	1,731
Samsung Biologics Co. Ltd. (a)(b)	7	7,291
Samsung Electronics Co. Ltd.	268	49,344
SK Hynix, Inc.	43	51,816
		110,182

Spain - 3.2%
Amadeus IT Holding SA	69	4,235
Industria de Diseno Textil SA	491	31,884
		36,119

Sweden - 3.4%
Assa Abloy AB - Class B	163		6,033
Atlas Copco AB - Class A	517		10,898
Epiroc AB	127		3,250
Evolution AB (a)(b)	31		2,366
Hexagon AB - Class B	400		3,925
Sandvik AB	193		7,202
Telefonaktiebolaget LM Ericsson - Class B	479		4,711
			38,385

Switzerland - 16.9%
Alcon AG	77		5,271
Cie Financiere Richemont SA	83		19,584
Galderma Group AG	37		8,038
Geberit AG	5		3,289
Givaudan SA	1		3,992
Logitech International SA	25		2,536
Nestle SA	401		40,152
Novartis AG	319		49,917
Roche Holding AG	110		48,076
Schindler Holding AG	6		1,888
SGS SA	31		3,670
Sonova Holding AG	9		2,447
VAT Group AG (b)	5		3,721
			192,581

United Kingdom - 12.6%
AstraZeneca PLC	243		41,309
Diageo PLC	343		7,545
Diploma PLC	21		2,069
GSK PLC	634		16,480
Halma PLC	58		2,755
IMI PLC	37		1,462
Imperial Brands PLC	119		4,524
Informa PLC	195		2,324
InterContinental Hotels Group PLC	23		3,696
RELX PLC	278		9,753
Rolls-Royce Holdings PLC	1,317		26,015
Smith & Nephew PLC	131		2,042
Smiths Group PLC	47		1,671
Unilever PLC	341		21,766
			143,411
TOTAL COMMON STOCKS (Cost $1,123,422)			1,140,974

TOTAL INVESTMENTS - 100.0% (Cost $1,123,422)			1,140,974
Other Assets in Excess of Liabilities - (0.0)% (c)		0.00006	65
TOTAL NET ASSETS - 100.0%			$ 1,141,039

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $13,378 or 1.2% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer International Export Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,140,974	$ –	$ –	$ 1,140,974
Total Investments	$ 1,140,974	$ –	$ –	$ 1,140,974

Refer to the Schedule of Investments for further disaggregation of investment categories.